AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Schedule of Investments

January 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 98.8%
Options on ETF - 98.8%
SPDR S&P 500 ETF Trust	December 2023	$2.83	1,920	$543,360	$76,188,959
Total Options Purchased - Calls (Cost $72,896,922)				543,360	76,188,959
OPTION PURCHASED - PUTS(b) - 4.2%
Options on ETF - 4.2%
SPDR S&P 500 ETF Trust	December 2023	382.39	1,920	73,418,880	3,237,676
Total Options Purchased - Puts (Cost $3,971,767)				73,418,880	3,237,676
				Principal
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.7%
DBS Bank Ltd., Singapore, 3.680%, 2/01/23(c)				$560,667	560,667
Total Short-Term Investments (Cost $560,667)					560,667
Total Investments – 103.7% (Cost $77,429,356)					79,987,302
Other assets less liabilities – (3.7)%					(2,865,420)
Net Assets – 100.0%					$77,121,882

SCHEDULE OF WRITTEN OPTIONS

CALL OPTIONS WRITTEN(b)

		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	1,920	$471.92	December 2023	$1,847,571	$90,608,640	$(1,047,545)
				$1,847,571	$90,608,640	$(1,047,545)
PUT OPTIONS WRITTEN(b)

		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	1,920	$344.19	December 2023	$2,014,173	$66,084,480	$(1,774,080)
				$2,014,173	$66,084,480	$(1,774,080)
TOTAL OPTIONS WRITTEN				$3,861,744	$156,693,120	$(2,821,625)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

AllianzIM U.S. Large Cap Buffer10 Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$76,188,959	$–	$76,188,959
Option Purchased - Puts	–	3,237,676	–	3,237,676
Short-Term Investments
Time Deposits	560,667	–	–	560,667
Total Assets	$560,667	$79,426,635	$–	$79,987,302
Liabilities
Call Options Written	$–	$(1,047,545)	$–	$(1,047,545)
Put Options Written	(1,774,080)	–	–	(1,774,080)
Total Liabilities	$(1,774,080)	$(1,047,545)	$–	$(2,821,625)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Schedule of Investments

January 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 100.3%
Options on ETF - 100.3%
SPDR S&P 500 ETF Trust	December 2023	$2.87	2,499	$717,213	$99,155,128
Total Options Purchased - Calls (Cost $93,751,118)				717,213	99,155,128
OPTION PURCHASED - PUTS(b) - 4.3%
Options on ETF - 4.3%
SPDR S&P 500 ETF Trust	December 2023	382.47	2,499	95,579,253	4,218,843
Total Options Purchased - Puts (Cost $6,918,464)				95,579,253	4,218,843
				Principal
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.7%
Banco Bilbao Vizcaya Argentaria SA, Madrid, 3.680%, 2/01/23(c)				$732,833	732,833
Total Short-Term Investments (Cost $732,833)					732,833
Total Investments – 105.3% (Cost $101,402,415)					104,106,804
Other assets less liabilities – (5.3)%					(5,272,959)
Net Assets – 100.0%					$98,833,845

SCHEDULE OF WRITTEN OPTIONS

CALL OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	2,499	$441.71	December 2023	$3,317,739	$110,383,329	$(3,911,035)
				$3,317,739	$110,383,329	$(3,911,035)
PUT OPTIONS WRITTEN(b)

		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	2,499	$305.94	December 2023	$2,212,214	$76,454,406	$(1,311,933)
				$2,212,214	$76,454,406	$(1,311,933)
TOTAL OPTIONS WRITTEN				$5,529,953	$186,837,735	$(5,222,968)

(a) Each contract equals 100 shares.

(b) Non-income producing.

(c) Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

AllianzIM U.S. Large Cap Buffer20 Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$99,155,128	$–	$99,155,128
Option Purchased - Puts	–	4,218,843	–	4,218,843
Short-Term Investments
Time Deposits	732,833	–	–	732,833
Total Assets	$732,833	$103,373,971	$–	$104,106,804
Liabilities
Call Options Written	$–	$(3,911,035)	$–	$(3,911,035)
Put Options Written	–	(1,311,933)	–	(1,311,933)
Total Liabilities	$–	$(5,222,968)	$–	$(5,222,968)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Feb ETF

Schedule of Investments

January 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 98.6%
Options on ETF - 98.6%
SPDR S&P 500 ETF Trust	January 2024	$3.01	124	$37,324	$4,928,256
Total Options Purchased - Calls (Cost $4,928,734)				37,324	4,928,256
OPTION PURCHASED - PUTS(b) - 6.0%
Options on ETF - 6.0%
SPDR S&P 500 ETF Trust	January 2024	406.44	124	5,039,856	297,600
Total Options Purchased - Puts (Cost $298,077)				5,039,856	297,600
Total Investments – 104.6% (Cost $5,226,811)					5,225,856
Other assets less liabilities – (4.6)%					(227,766)
Net Assets – 100.0%					$4,998,090

SCHEDULE OF WRITTEN OPTIONS

CALL OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	124	$486.88	January 2024	$51,727	$6,037,312	$(52,204)
				$51,727	$6,037,312	$(52,204)
PUT OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	124	$365.83	January 2024	$170,023	$4,536,292	$(170,500)
				$170,023	$4,536,292	$(170,500)
TOTAL OPTIONS WRITTEN				$221,750	$10,573,604	$(222,704)

(a) Each contract equals 100 shares.

(b) Non-income producing.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Feb ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Feb ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Feb ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

AllianzIM U.S. Large Cap Buffer10 Feb ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$4,928,256	$–	$–	$4,928,256
Option Purchased - Puts	297,600	–	–	297,600
Total Assets	$5,225,856	$–	$–	$5,225,856
Liabilities
Call Options Written	$(52,204)	$–	$–	$(52,204)
Put Options Written	(170,500)	–	–	(170,500)
Total Liabilities	$(222,704)	$–	$–	$(222,704)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Feb ETF

Schedule of Investments

January 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 98.6%
Options on ETF - 98.6%
SPDR S&P 500 ETF Trust	January 2024	$3.05	124	$37,820	$4,927,636
Total Options Purchased - Calls (Cost $4,928,114)				37,820	4,927,636
OPTION PURCHASED - PUTS(b) - 6.0%
Options on ETF - 6.0%
SPDR S&P 500 ETF Trust	January 2024	406.52	124	5,040,848	297,972
Total Options Purchased - Puts (Cost $298,449)				5,040,848	297,972
Total Investments – 104.6% (Cost $5,226,563)					5,225,608
Other assets less liabilities – (4.6)%					(227,518)
Net Assets – 100.0%					$4,998,090

SCHEDULE OF WRITTEN OPTIONS

CALL OPTIONS WRITTEN(b)

		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	124	$460.34	January 2024	$129,599	$5,708,216	$(130,076)
				$129,599	$5,708,216	$(130,076)
PUT OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	124	$325.18	January 2024	$92,399	$4,032,232	$(92,876)
				$92,399	$4,032,232	$(92,876)
TOTAL OPTIONS WRITTEN				$221,998	$9,740,448	$(222,952)

(a) Each contract equals 100 shares.

(b) Non-income producing.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Feb ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Feb ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Feb ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

AllianzIM U.S. Large Cap Buffer20 Feb ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$4,927,636	$–	$–	$4,927,636
Option Purchased - Puts	297,972	–	–	297,972
Total Assets	$5,225,608	$–	$–	$5,225,608
Liabilities
Call Options Written	$(130,076)	$–	$–	$(130,076)
Put Options Written	(92,876)	–	–	(92,876)
Total Liabilities	$(222,952)	$–	$–	$(222,952)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Schedule of Investments

January 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 52.1%
Options on Equity Indices - 52.1%
S&P 500 Index	March 2023	$2,944.83	82	$24,147,606	$9,345,932
S&P 500 Mini Index	March 2023	294.48	32	942,336	364,729
Total Options Purchased - Calls (Cost $13,844,163)				25,089,942	9,710,661
OPTION PURCHASED - PUTS(b) - 50.9%
Options on Equity Indices - 50.9%
S&P 500 Index	March 2023	4,530.50	41	18,575,050	1,807,910
S&P 500 Index	March 2023	5,889.65	41	24,147,565	7,325,632
S&P 500 Mini Index	March 2023	453.05	16	724,880	70,553
S&P 500 Mini Index	March 2023	588.97	16	942,352	285,886
Total Options Purchased - Puts (Cost $10,693,344)				44,389,847	9,489,981
				Principal
SHORT-TERM INVESTMENTS - 0.2%
Time Deposits - 0.2%
Banco Bilbao Vizcaya Argentaria SA, Madrid, 3.680%, 2/01/23(c)				$27,323	27,323
Total Short-Term Investments (Cost $27,323)					27,323
Total Investments – 103.2% (Cost $24,564,830)					19,227,965
Other assets less liabilities – (3.2)%					(592,390)
Net Assets – 100.0%					$18,635,575

(a) Each contract equals 100 shares.

(b) Non-income producing.

(c) Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Schedule of Investments

January 31, 2023 (unaudited) (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2023

CALL OPTIONS WRITTEN(a)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	41	$5,210.08	March 2023	$14,109	$21,361,328	$(509)
S&P 500 Index	41	5,889.65	March 2023	1,004	24,147,565	(205)
S&P 500 Mini Index	16	521.01	March 2023	501	833,616	(20)
S&P 500 Mini Index	16	588.97	March 2023	62	942,352	(8)
				$15,676	$47,284,861	$(742)
PUT OPTIONS WRITTEN(a)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	82	$2,944.83	March 2023	$373,104	$24,147,606	$(25,968)
S&P 500 Index	41	4,077.45	March 2023	934,675	16,717,545	(434,847)
S&P 500 Mini Index	32	294.48	March 2023	13,369	942,336	(1,013)
S&P 500 Mini Index	16	407.75	March 2023	36,770	652,400	(16,973)
				$1,357,918	$42,459,887	$(478,801)
TOTAL OPTIONS WRITTEN				$1,373,594	$89,744,748	$(479,543)

(a) Non-income producing.

(b) Each contract equals 100 shares.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

AllianzIM U.S. Large Cap Buffer10 Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$9,710,661	$–	$9,710,661
Option Purchased - Puts	–	9,489,981	–	9,489,981
Short-Term Investments
Time Deposits	27,323	–	–	27,323
Total Assets	$27,323	$19,200,642	$–	$19,227,965
Liabilities
Call Options Written	$–	$(742)	$–	$(742)
Put Options Written	–	(478,801)	–	(478,801)
Total Liabilities	$–	$(479,543)	$–	$(479,543)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Schedule of Investments

January 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 51.2%
Options on Equity Indices - 51.2%
S&P 500 Index	March 2023	$2,944.87	266	$78,333,542	$30,316,229
S&P 500 Mini Index	March 2023	294.53	166	4,889,198	1,891,202
Total Options Purchased - Calls (Cost $41,468,647)				83,222,740	32,207,431
OPTION PURCHASED - PUTS(b) - 50.0%
Options on Equity Indices - 50.0%
S&P 500 Index	March 2023	4,530.55	133	60,256,315	5,865,331
S&P 500 Index	March 2023	5,889.74	133	78,333,542	23,764,822
S&P 500 Mini Index	March 2023	453.10	83	3,760,730	366,395
S&P 500 Mini Index	March 2023	589.06	83	4,889,198	1,483,776
Total Options Purchased - Puts (Cost $35,849,193)				147,239,785	31,480,324
				Principal
SHORT-TERM INVESTMENTS - 0.0%*
Time Deposits - 0.0%*
Banco Bilbao Vizcaya Argentaria SA, Madrid, 3.680%, 2/01/23(c)				$21,816	21,816
Total Short-Term Investments (Cost $21,816)					21,816
Total Investments – 101.2% (Cost $77,339,656)					63,709,571
Other assets less liabilities – (1.2)%					(727,344)
Net Assets – 100.0%					$62,982,227

* Rounds to less than 0.05%.

(a) Each contract equals 100 shares.

(b) Non-income producing.

(c) Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Schedule of Investments

January 31, 2023 (unaudited) (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2023

CALL OPTIONS WRITTEN(a)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	133	$4,942.78	March 2023	$130,956	$65,738,974	$(4,397)
S&P 500 Index	133	5,889.74	March 2023	2,909	78,333,542	(666)
S&P 500 Mini Index	83	494.28	March 2023	7,960	4,102,524	(274)
S&P 500 Mini Index	83	589.06	March 2023	409	4,889,198	(42)
				$142,234	$153,064,238	$(5,379)
PUT OPTIONS WRITTEN(a)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	266	$2,944.87	March 2023	$1,136,314	$78,333,542	$(84,243)
S&P 500 Index	133	3,624.40	March 2023	1,855,075	48,204,520	(263,595)
S&P 500 Mini Index	166	294.53	March 2023	69,905	4,889,198	(5,261)
S&P 500 Mini Index	83	362.44	March 2023	114,808	3,008,252	(16,450)
				$3,176,102	$134,435,512	$(369,549)
TOTAL OPTIONS WRITTEN				$3,318,336	$287,499,750	$(374,928)

(a) Non-income producing.

(b) Each contract equals 100 shares.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

AllianzIM U.S. Large Cap Buffer20 Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$32,207,431	$–	$32,207,431
Option Purchased - Puts	–	31,480,324	–	31,480,324
Short-Term Investments
Time Deposits	21,816	–	–	21,816
Total Assets	$21,816	$63,687,755	$–	$63,709,571
Liabilities
Call Options Written	$–	$(5,379)	$–	$(5,379)
Put Options Written	–	(369,549)	–	(369,549)
Total Liabilities	$–	$(374,928)	$–	$(374,928)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Schedule of Investments

January 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 80.7%
Options on Equity Indices - 80.7%
S&P 500 Index	June 2023	$2,460.68	230	$56,595,640	$37,731,016
S&P 500 Mini Index	June 2023	246.07	338	8,317,166	5,544,753
Total Options Purchased - Calls (Cost $45,127,677)				64,912,806	43,275,769
OPTION PURCHASED - PUTS(b) - 21.3%
Options on Equity Indices - 21.3%
S&P 500 Index	June 2023	3,785.66	115	43,535,090	986,461
S&P 500 Index	June 2023	4,921.36	115	56,595,640	8,995,567
S&P 500 Mini Index	June 2023	378.57	169	6,397,833	144,980
S&P 500 Mini Index	June 2023	492.14	169	8,317,166	1,322,022
Total Options Purchased - Puts (Cost $17,329,898)				114,845,729	11,449,030
				Principal
SHORT-TERM INVESTMENTS - 0.0%*
Time Deposits - 0.0%*
China Construction Bank Corp., New York, 3.680%, 2/01/23(c)				$23,594	23,594
Total Short-Term Investments (Cost $23,594)					23,594
Total Investments – 102.0% (Cost $62,481,169)					54,748,393
Other assets less liabilities – (2.0)%					(1,074,950)
Net Assets – 100.0%					$53,673,443

* Rounds to less than 0.05%.

(a) Each contract equals 100 shares.

(b) Non-income producing.

(c) Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Schedule of Investments

January 31, 2023 (unaudited) (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2023

CALL OPTIONS WRITTEN(a)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	115	$4,648.79	June 2023	$705,902	$53,461,085	$(160,501)
S&P 500 Index	115	4,921.36	June 2023	319,480	56,595,640	(36,328)
S&P 500 Mini Index	169	464.88	June 2023	81,240	7,856,472	(23,585)
S&P 500 Mini Index	169	492.14	June 2023	32,625	8,317,166	(5,338)
				$1,139,247	$126,230,363	$(225,752)

PUT OPTIONS WRITTEN(a)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	230	$2,460.68	June 2023	$629,813	$56,595,640	$(153,212)
S&P 500 Index	115	3,407.09	June 2023	1,264,547	39,181,535	(421,673)
S&P 500 Mini Index	338	246.07	June 2023	83,403	8,317,166	(22,516)
S&P 500 Mini Index	169	340.71	June 2023	189,815	5,757,999	(61,969)
				$2,167,578	$109,852,340	$(659,370)
TOTAL OPTIONS WRITTEN				$3,306,825	$236,082,703	$(885,122)

(a) Non-income producing.

(b) Each contract equals 100 shares.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

AllianzIM U.S. Large Cap Buffer10 Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$43,275,769	$–	$43,275,769
Option Purchased - Puts	–	11,449,030	–	11,449,030
Short-Term Investments
Time Deposits	23,594	–	–	23,594
Total Assets	$23,594	$54,724,799	$–	$54,748,393
Liabilities
Call Options Written	$–	$(225,752)	$–	$(225,752)
Put Options Written	–	(659,370)	–	(659,370)
Total Liabilities	$–	$(885,122)	$–	$(885,122)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Schedule of Investments

January 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 81.7%
Options on Equity Indices - 81.7%
S&P 500 Index	June 2023	$2,460.72	640	$157,486,080	$104,988,176
S&P 500 Mini Index	June 2023	246.11	182	4,479,202	2,984,932
Total Options Purchased - Calls (Cost $109,410,970)				161,965,282	107,973,108
OPTION PURCHASED - PUTS(b) - 21.6%
Options on Equity Indices - 21.6%
S&P 500 Index	June 2023	3,785.70	320	121,142,400	2,745,185
S&P 500 Index	June 2023	4,921.43	320	157,485,760	25,033,275
S&P 500 Mini Index	June 2023	378.60	91	3,445,260	78,119
S&P 500 Mini Index	June 2023	492.21	91	4,479,111	712,464
Total Options Purchased - Puts (Cost $45,016,392)				286,552,531	28,569,043
				Principal
SHORT-TERM INVESTMENTS - 0.0%*
Time Deposits - 0.0%*
Banco Bilbao Vizcaya Argentaria SA, Madrid, 3.680%, 2/01/23(c)				$38,523	38,523
Total Short-Term Investments (Cost $38,523)					38,523
Total Investments – 103.3% (Cost $154,465,885)					136,580,674
Other assets less liabilities – (3.3)%					(4,421,592)
Net Assets – 100.0%					$132,159,082

* Rounds to less than 0.05%.

(a) Each contract equals 100 shares.

(b) Non-income producing.

(c) Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Schedule of Investments

January 31, 2023 (unaudited) (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2023

CALL OPTIONS WRITTEN(a)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	320	$4,315.65	June 2023	$4,351,610	$138,100,800	$(2,745,661)
S&P 500 Index	320	4,921.43	June 2023	842,122	157,485,760	(101,053)
S&P 500 Mini Index	91	431.57	June 2023	110,018	3,927,287	(78,062)
S&P 500 Mini Index	91	492.21	June 2023	19,217	4,479,111	(2,865)
				$5,322,967	$303,992,958	$(2,927,641)
PUT OPTIONS WRITTEN(a)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	640	$2,460.72	June 2023	$1,817,852	$157,486,080	$(426,356)
S&P 500 Index	320	3,028.53	June 2023	2,127,271	96,912,960	(550,825)
S&P 500 Mini Index	182	246.11	June 2023	49,551	4,479,202	(12,132)
S&P 500 Mini Index	91	302.85	June 2023	59,517	2,755,935	(15,663)
				$4,054,191	$261,634,177	$(1,004,976)
TOTAL OPTIONS WRITTEN				$9,377,158	$565,627,135	$(3,932,617)

(a) Non-income producing.

(b) Each contract equals 100 shares.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

AllianzIM U.S. Large Cap Buffer20 Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$107,973,108	$–	$107,973,108
Option Purchased - Puts	–	28,569,043	–	28,569,043
Short-Term Investments
Time Deposits	38,523	–	–	38,523
Total Assets	$38,523	$136,542,151	$–	$136,580,674
Liabilities
Call Options Written	$–	$(2,927,641)	$–	$(2,927,641)
Put Options Written	–	(1,004,976)	–	(1,004,976)
Total Liabilities	$–	$(3,932,617)	$–	$(3,932,617)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Schedule of Investments

January 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 100.2%
Options on ETF - 100.2%
SPDR S&P 500 ETF Trust	September 2023	$2.64	1,715	$452,760	$68,419,086
Total Options Purchased - Calls (Cost $60,728,592)				452,760	68,419,086
OPTION PURCHASED - PUTS(b) - 2.2%
Options on ETF - 2.2%
SPDR S&P 500 ETF Trust	September 2023	357.14	1,715	61,249,510	1,528,732
Total Options Purchased - Puts (Cost $4,974,898)				61,249,510	1,528,732
				Principal
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.7%
Sumitomo Corporation, Tokyo, 3.680%, 2/01/23(c)				$443,123	443,123
Total Short-Term Investments (Cost $443,123)					443,123
Total Investments – 103.1% (Cost $66,146,613)					70,390,941
Other assets less liabilities – (3.1)%					(2,099,659)
Net Assets – 100.0%					$68,291,282

SCHEDULE OF WRITTEN OPTIONS

CALL OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	1,715	$452.55	September 2023	$1,291,934	$77,612,325	$(1,130,169)
				$1,291,934	$77,612,325	$(1,130,169)
PUT OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	1,715	$321.46	September 2023	$3,177,008	$55,130,390	$(811,318)
				$3,177,008	$55,130,390	$(811,318)
TOTAL OPTIONS WRITTEN				$4,468,942	$132,742,715	$(1,941,487)

(a) Each contract equals 100 shares.

(b) Non-income producing.

(c) Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

AllianzIM U.S. Large Cap Buffer10 Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$68,419,086	$–	$68,419,086
Option Purchased - Puts	–	1,528,732	–	1,528,732
Short-Term Investments
Time Deposits	443,123	–	–	443,123
Total Assets	$443,123	$69,947,818	$–	$70,390,941
Liabilities
Call Options Written	$–	$(1,130,169)	$–	$(1,130,169)
Put Options Written	–	(811,318)	–	(811,318)
Total Liabilities	$–	$(1,941,487)	$–	$(1,941,487)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Schedule of Investments

January 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 103.4%
Options on ETF - 103.4%
SPDR S&P 500 ETF Trust	September 2023	$2.68	4,200	$1,125,600	$167,540,680
Total Options Purchased - Calls (Cost $148,938,084)				1,125,600	167,540,680
OPTION PURCHASED - PUTS(b) - 2.3%
Options on ETF - 2.3%
SPDR S&P 500 ETF Trust	September 2023	357.22	4,200	150,032,400	3,749,124
Total Options Purchased - Puts (Cost $12,267,138)				150,032,400	3,749,124
				Principal
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.7%
Skandinaviska Enskilda Banken AB, Stockholm, 3.680%, 2/01/23(c)				$1,117,403	1,117,403
Total Short-Term Investments (Cost $1,117,403)					1,117,403
Total Investments – 106.4% (Cost $162,322,625)					172,407,207
Other assets less liabilities – (6.4)%					(10,442,885)
Net Assets – 100.0%					$161,964,322

SCHEDULE OF WRITTEN OPTIONS

CALL OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	4,200	$418.54	September 2023	$6,815,673	$175,786,800	$(8,976,121)
				$6,815,673	$175,786,800	$(8,976,121)
PUT OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	4,200	$285.74	September 2023	$4,720,396	$120,010,800	$(1,086,992)
				$4,720,396	$120,010,800	$(1,086,992)
TOTAL OPTIONS WRITTEN				$11,536,069	$295,797,600	$(10,063,113)

(a) Each contract equals 100 shares.

(b) Non-income producing.

(c) Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

AllianzIM U.S. Large Cap Buffer20 Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$167,540,680	$–	$167,540,680
Option Purchased - Puts	–	3,749,124	–	3,749,124
Short-Term Investments
Time Deposits	1,117,403	–	–	1,117,403
Total Assets	$1,117,403	$171,289,804	$–	$172,407,207
Liabilities
Call Options Written	$–	$(8,976,121)	$–	$(8,976,121)
Put Options Written	–	(1,086,992)	–	(1,086,992)
Total Liabilities	$–	$(10,063,113)	$–	$(10,063,113)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Nov ETF

Schedule of Investments

January 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 98.2%
Options on ETF - 98.2%
SPDR S&P 500 ETF Trust	October 2023	$2.86	437	$124,982	$17,425,079
Total Options Purchased - Calls (Cost $16,635,199)				124,982	17,425,079
OPTION PURCHASED - PUTS(b) - 3.9%
Options on ETF - 3.9%
SPDR S&P 500 ETF Trust	October 2023	386.17	437	16,875,629	685,668
Total Options Purchased - Puts (Cost $1,275,098)				16,875,629	685,668
				Principal
SHORT-TERM INVESTMENTS - 0.6%
Time Deposits - 0.6%
Skandinaviska Enskilda Banken AB, Stockholm, 3.680%, 2/01/23(c)				$111,190	111,190
Total Short-Term Investments (Cost $111,190)					111,190
Total Investments – 102.7% (Cost $18,021,487)					18,221,937
Other assets less liabilities – (2.7)%					(474,638)
Net Assets – 100.0%					$17,747,299

SCHEDULE OF WRITTEN OPTIONS

CALL OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	437	$489.48	October 2023	$224,637	$21,390,276	$(81,046)
				$224,637	$21,390,276	$(81,046)
PUT OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	437	$347.59	October 2023	$764,196	$15,189,683	$(368,492)
				$764,196	$15,189,683	$(368,492)
TOTAL OPTIONS WRITTEN				$988,833	$36,579,959	$(449,538)

(a) Each contract equals 100 shares.

(b) Non-income producing.

(c) Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Nov ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Nov ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

AllianzIM U.S. Large Cap Buffer10 Nov ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$17,425,079	$–	$17,425,079
Option Purchased - Puts	–	685,668	–	685,668
Short-Term Investments
Time Deposits	111,190	–	–	111,190
Total Assets	$111,190	$18,110,747	$–	$18,221,937
Liabilities
Call Options Written	$–	$(81,046)	$–	$(81,046)
Put Options Written	–	(368,492)	–	(368,492)
Total Liabilities	$–	$(449,538)	$–	$(449,538)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Nov ETF

Schedule of Investments

January 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 98.8%
Options on ETF - 98.8%
SPDR S&P 500 ETF Trust	October 2023	$2.90	906	$262,740	$36,122,642
Total Options Purchased - Calls (Cost $34,244,517)				262,740	36,122,642
OPTION PURCHASED - PUTS(b) - 3.9%
Options on ETF - 3.9%
SPDR S&P 500 ETF Trust	October 2023	386.25	906	34,994,250	1,423,210
Total Options Purchased - Puts (Cost $2,726,846)				34,994,250	1,423,210
				Principal
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.7%
Sumitomo Corporation, Tokyo, 3.680%, 2/01/23(c)				$257,441	257,441
Total Short-Term Investments (Cost $257,441)					257,441
Total Investments – 103.4% (Cost $37,228,804)					37,803,293
Other assets less liabilities – (3.4)%					(1,244,158)
Net Assets – 100.0%					$36,559,135

SCHEDULE OF WRITTEN OPTIONS

CALL OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	906	$451.52	October 2023	$1,234,710	$40,907,712	$(791,357)
				$1,234,710	$40,907,712	$(791,357)
PUT OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	906	$308.97	October 2023	$942,424	$27,992,682	$(396,351)
				$942,424	$27,992,682	$(396,351)
TOTAL OPTIONS WRITTEN				$2,177,134	$68,900,394	$(1,187,708)

(a) Each contract equals 100 shares.

(b) Non-income producing.

(c) Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Nov ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Nov ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

AllianzIM U.S. Large Cap Buffer20 Nov ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$36,122,642	$–	$36,122,642
Option Purchased - Puts	–	1,423,210	–	1,423,210
Short-Term Investments
Time Deposits	257,441	–	–	257,441
Total Assets	$257,441	$37,545,852	$–	$37,803,293
Liabilities
Call Options Written	$–	$(791,357)	$–	$(791,357)
Put Options Written	–	(396,351)	–	(396,351)
Total Liabilities	$–	$(1,187,708)	$–	$(1,187,708)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Dec ETF

Schedule of Investments

January 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 97.2%
Options on ETF - 97.2%
SPDR S&P 500 ETF Trust	November 2023	$3.02	567	$171,234	$22,600,806
Total Options Purchased - Calls (Cost $22,150,652)				171,234	22,600,806
OPTION PURCHASED - PUTS(b) - 5.5%
Options on ETF - 5.5%
SPDR S&P 500 ETF Trust	November 2023	407.64	567	23,113,188	1,270,451
Total Options Purchased - Puts (Cost $1,798,752)				23,113,188	1,270,451
				Principal
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.7%
Sumitomo Mitsui Trust Bank, London, 3.680%, 2/01/23(c)				$169,281	169,281
Total Short-Term Investments (Cost $169,281)					169,281
Total Investments – 103.4% (Cost $24,118,685)					24,040,538
Other assets less liabilities – (3.4)%					(795,728)
Net Assets – 100.0%					$23,244,810

SCHEDULE OF WRITTEN OPTIONS

CALL OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	567	$503.89	November 2023	$222,082	$28,570,563	$(82,841)
				$222,082	$28,570,563	$(82,841)
PUT OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	567	$366.91	November 2023	$1,073,516	$20,803,797	$(691,295)
				$1,073,516	$20,803,797	$(691,295)
TOTAL OPTIONS WRITTEN				$1,295,598	$49,374,360	$(774,136)

(a) Each contract equals 100 shares.

(b) Non-income producing.

(c) Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Dec ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Dec ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

AllianzIM U.S. Large Cap Buffer10 Dec ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$22,600,806	$–	$22,600,806
Option Purchased - Puts	–	1,270,451	–	1,270,451
Short-Term Investments
Time Deposits	169,281	–	–	169,281
Total Assets	$169,281	$23,871,257	$–	$24,040,538
Liabilities
Call Options Written	$–	$(82,841)	$–	$(82,841)
Put Options Written	–	(691,295)	–	(691,295)
Total Liabilities	$–	$(774,136)	$–	$(774,136)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Dec ETF

Schedule of Investments

January 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 96.8%
Options on ETF - 96.8%
SPDR S&P 500 ETF Trust	November 2023	$3.06	2,513	$768,978	$100,159,363
Total Options Purchased - Calls (Cost $97,424,279)				768,978	100,159,363
OPTION PURCHASED - PUTS(b) - 5.4%
Options on ETF - 5.4%
SPDR S&P 500 ETF Trust	November 2023	407.72	2,513	102,460,036	5,637,458
Total Options Purchased - Puts (Cost $8,220,471)				102,460,036	5,637,458
				Principal
SHORT-TERM INVESTMENTS - 0.8%
Time Deposits - 0.8%
DBS Bank Ltd., Singapore, 3.680%, 2/01/23(c)				$776,681	776,681
Total Short-Term Investments (Cost $776,681)					776,681
Total Investments – 103.0% (Cost $106,421,431)					106,573,502
Other assets less liabilities – (3.0)%					(3,088,530)
Net Assets – 100.0%					$103,484,972

SCHEDULE OF WRITTEN OPTIONS

CALL OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	2,513	$471.28	November 2023	$2,220,738	$118,432,664	$(1,400,839)
				$2,220,738	$118,432,664	$(1,400,839)
PUT OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	2,513	$326.14	November 2023	$2,739,937	$81,958,982	$(1,594,148)
				$2,739,937	$81,958,982	$(1,594,148)
TOTAL OPTIONS WRITTEN				$4,960,675	$200,391,646	$(2,994,987)

(a) Each contract equals 100 shares.

(b) Non-income producing.

(c) Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Dec ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Dec ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited) (continuous)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

AllianzIM U.S. Large Cap Buffer20 Dec ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$100,159,363	$–	$100,159,363
Option Purchased - Puts	–	5,637,458	–	5,637,458
Short-Term Investments
Time Deposits	776,681	–	–	776,681
Total Assets	$776,681	$105,796,821	$–	$106,573,502
Liabilities
Call Options Written	$–	$(1,400,839)	$–	$(1,400,839)
Put Options Written	–	(1,594,148)	–	(1,594,148)
Total Liabilities	$–	$(2,994,987)	$–	$(2,994,987)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Schedule of Investments

January 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 100.8%
Options on Equity Indices - 100.8%
SPDR S&P 500 ETF Trust	June 2023	$2.83	838	$237,154	$33,560,620
Total Options Purchased - Calls (Cost $31,637,499)				237,154	33,560,620
OPTION PURCHASED - PUTS(b) - 2.4%
Options on Equity Indices - 2.4%
SPDR S&P 500 ETF Trust	June 2023	382.39	838	32,044,282	805,276
Total Options Purchased - Puts (Cost $1,781,855)				32,044,282	805,276
				Principal
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.7%
Banco Bilbao Vizcaya Argentaria SA, Madrid, 3.680%, 2/01/23(c)				$227,936	227,936
Total Short-Term Investments (Cost $227,936)					227,936
Total Investments – 103.9% (Cost $33,647,290)					34,593,832
Other assets less liabilities – (3.9)%					(1,296,404)
Net Assets – 100.0%					$33,297,428

SCHEDULE OF WRITTEN OPTIONS

CALL OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	838	$424.11	June 2023	$717,110	$35,540,418	$(937,620)
				$717,110	$35,540,418	$(937,620)
PUT OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	838	$344.19	June 2023	$830,083	$28,843,122	$(339,682)
				$830,083	$28,843,122	$(339,682)
TOTAL OPTIONS WRITTEN				$1,547,193	$64,383,540	$(1,277,302)

(a) Each contract equals 100 shares.

(b) Non-income producing.

(c) Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$33,560,620	$–	$33,560,620
Option Purchased - Puts	–	805,276	–	805,276
Short-Term Investments
Time Deposits	227,936	–	–	227,936
Total Assets	$227,936	$34,365,896	$–	$34,593,832
Liabilities
Call Options Written	$–	$(937,620)	$–	$(937,620)
Put Options Written	–	(339,682)	–	(339,682)
Total Liabilities	$–	$(1,277,302)	$–	$(1,277,302)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Schedule of Investments

January 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 102.6%
Options on Equity Indices - 102.6%
SPDR S&P 500 ETF Trust	March 2023	$2.64	895	$236,280	$36,009,830
Total Options Purchased - Calls (Cost $32,083,040)				236,280	36,009,830
OPTION PURCHASED - PUTS(b) - 0.5%
Options on Equity Indices - 0.5%
SPDR S&P 500 ETF Trust	March 2023	357.14	895	31,964,030	163,748
Total Options Purchased - Puts (Cost $1,895,212)				31,964,030	163,748
				Principal
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.7%
Banco Bilbao Vizcaya Argentaria SA, Madrid, 3.680%, 2/01/23(c)				$245,065	245,065
Total Short-Term Investments (Cost $245,065)					245,065
Total Investments – 103.8% (Cost $34,223,317)					36,418,643
Other assets less liabilities – (3.8)%					(1,340,130)
Net Assets – 100.0%					$35,078,513

SCHEDULE OF WRITTEN OPTIONS

CALL OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	895	$404.15	March 2023	$972,373	$36,171,425	$(1,202,387)
				$972,373	$36,171,425	$(1,202,387)
PUT OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional
Description	Contracts(a)	Price	Date	Received	Amount	Value
SPDR S&P 500 ETF Trust	895	$321.46	March 2023	$1,021,607	$28,770,670	$(54,147)
				$1,021,607	$28,770,670	$(54,147)
TOTAL OPTIONS WRITTEN				$1,993,980	$64,942,095	$(1,256,534)

(a) Each contract equals 100 shares.

(b) Non-income producing.

(c) Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Notes to Schedule of Investments

January 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2023:

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$36,009,830	$–	$36,009,830
Option Purchased - Puts	–	163,748	–	163,748
Short-Term Investments
Time Deposits	245,065	–	–	245,065
Total Assets	$245,065	$36,173,578	$–	$36,418,643
Liabilities
Call Options Written	$–	$(1,202,387)	$–	$(1,202,387)
Put Options Written	–	(54,147)	–	(54,147)
Total Liabilities	$–	$(1,256,534)	$–	$(1,256,534)